Inventories - Details of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [Line Items]
Merchandise	₩ 166,614	₩ 151,303
Supplies	13,195	15,052
Inventories	179,809	166,355
Gross amount [member]
Disclosure of inventories [Line Items]
Merchandise	174,255	156,919
Supplies	13,195	15,052
Inventories	187,450	171,971
Accumulated impairment [member]
Disclosure of inventories [Line Items]
Merchandise	(7,641)	(5,616)
Supplies	0	0
Inventories	₩ (7,641)	₩ (5,616)